Reserves for Losses and Loss Adjustment Expenses - Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Specialty
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	$ 1,399.4
Total of IBNR plus expected development on reported losses	462.6
Specialty | 2015
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.2	$ 1.1	$ 2.2
Total of IBNR plus expected development on reported losses	0.0
Specialty | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	1.9	1.9	2.4	2.2	3.4	3.5	4.2	10.1
Total of IBNR plus expected development on reported losses	0.2
Specialty | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	2.0	1.8	2.0	2.0	2.4	5.6	9.1
Total of IBNR plus expected development on reported losses	0.0
Specialty | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	13.4	13.0	11.5	11.2	13.6	10.1
Total of IBNR plus expected development on reported losses	0.1
Specialty | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	50.0	41.1	29.9	24.1	28.7
Total of IBNR plus expected development on reported losses	8.1
Specialty | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	47.7	46.9	49.0	72.5
Total of IBNR plus expected development on reported losses	2.1
Specialty | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	214.6	196.9	219.4
Total of IBNR plus expected development on reported losses	6.2
Specialty | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	527.0	514.7
Total of IBNR plus expected development on reported losses	165.9
Specialty | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	542.8
Total of IBNR plus expected development on reported losses	280.0
Bespoke
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	430.7
Total of IBNR plus expected development on reported losses	154.8
Bespoke | 2015
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	0.0	0.0	0.0	0.0	0.1	0.0	0.2	0.4	0.4
Total of IBNR plus expected development on reported losses	0.0
Bespoke | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	2.2	2.2	2.4	3.9	4.8	6.2	6.1	9.1
Total of IBNR plus expected development on reported losses	0.2
Bespoke | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	7.5	7.9	9.4	10.9	11.3	10.8	17.8
Total of IBNR plus expected development on reported losses	0.6
Bespoke | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	16.1	17.9	18.4	20.0	23.4	34.5
Total of IBNR plus expected development on reported losses	(7.3)
Bespoke | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	24.1	21.2	28.9	26.6	38.9
Total of IBNR plus expected development on reported losses	3.3
Bespoke | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	74.1	79.0	71.8	86.1
Total of IBNR plus expected development on reported losses	(69.4)
Bespoke | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	47.3	57.8	83.9
Total of IBNR plus expected development on reported losses	18.1
Bespoke | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	132.7	152.7
Total of IBNR plus expected development on reported losses	103.0
Bespoke | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	126.7
Total of IBNR plus expected development on reported losses	106.3
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	1,074.6
Total of IBNR plus expected development on reported losses	186.8
Reinsurance | 2015
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	2.9	2.8	2.8	2.8	2.8	2.8	6.4	7.2	$ 8.9
Total of IBNR plus expected development on reported losses	0.0
Reinsurance | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	32.4	40.4	40.7	44.7	48.2	53.5	60.6	$ 73.5
Total of IBNR plus expected development on reported losses	10.0
Reinsurance | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	50.8	55.2	59.5	55.5	51.6	58.7	$ 86.5
Total of IBNR plus expected development on reported losses	9.8
Reinsurance | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	73.4	89.1	86.0	87.3	95.5	$ 84.7
Total of IBNR plus expected development on reported losses	1.8
Reinsurance | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	43.7	51.8	60.2	58.9	$ 50.9
Total of IBNR plus expected development on reported losses	3.0
Reinsurance | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	240.7	244.2	226.4	$ 193.1
Total of IBNR plus expected development on reported losses	26.5
Reinsurance | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	389.5	391.8	$ 364.7
Total of IBNR plus expected development on reported losses	36.3
Reinsurance | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	149.0	$ 175.6
Total of IBNR plus expected development on reported losses	41.2
Reinsurance | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	92.2
Total of IBNR plus expected development on reported losses	$ 58.2